UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Sustainable Asset Management USA, Inc.
Address: 909 Third Avenue
         New York, NY  10022

13F File Number:  028-13430

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      William G. Butterly, III
Title:     Chief Legal Officer
Phone:     212-908-0443

Signature, Place, and Date of Signing:

 /s/ William G. Butterly, III     New York, NY     May 07, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    59

Form 13F Information Table Value Total:    $58,182 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

01   028-12637                     Robeco Groep NV

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADVANCED ENERGY INDS           COM              007973100      173    13198 SH       DEFINED                 13198        0        0
AMERICAN STS WTR CO            COM              029899101      916    25350 SH       DEFINED                 25350        0        0
AMERICAN WTR WKS CO INC NEW    COM              030420103     4207   123600 SH       DEFINED                123600        0        0
AQUA AMERICA INC               COM              03836W103     1963    88100 SH       DEFINED                 88100        0        0
ASHLAND INC NEW                COM              044209104     1081    17700 SH       DEFINED                 17700        0        0
BANK NOVA SCOTIA HALIFAX       COM              064149107      277     4950 SH       DEFINED                  4950        0        0
CALIFORNIA WTR SVC GROUP       COM              130788102      801    44000 SH       DEFINED                 44000        0        0
CLEAN ENERGY FUELS CORP        COM              184499101      138     6500 SH       DEFINED                  6500        0        0
COMPANHIA ENERGETICA DE MINA   SP ADR N-V PFD   204409601      214     9000 SH       DEFINED                  9000        0        0
COMPANHIA PARANAENSE ENERG C   SPON ADR PFD     20441B407      188     8000 SH       DEFINED                  8000        0        0
CPFL ENERGIA S A               SPONSORED ADR    126153105      182     6000 SH       DEFINED                  6000        0        0
DANAHER CORP DEL               COM              235851102     5662   101100 SH       DEFINED                101100        0        0
DELL INC                       COM              24702R101      319    19200 SH       DEFINED                 19200        0        0
ELSTER GROUP SE                SPONSORED ADR    290348101      440    27842 SH       DEFINED                 27842        0        0
FLOWSERVE CORP                 COM              34354P105      589     5100 SH       DEFINED                  5100        0        0
FRANKLIN ELEC INC              COM              353514102     1104    22500 SH       DEFINED                 22500        0        0
FUEL SYS SOLUTIONS INC         COM              35952W103      105     4000 SH       DEFINED                  4000        0        0
HARTFORD FINL SVCS GROUP INC   COM              416515104      576    27330 SH       DEFINED                 27330        0        0
HAWAIIAN ELEC INDUSTRIES       COM              419870100      304    12000 SH       DEFINED                 12000        0        0
HEALTH NET INC                 COM              42222G108      279     7031 SH       DEFINED                  7031        0        0
HEWLETT PACKARD CO             COM              428236103      514    21568 SH       DEFINED                 21568        0        0
ICF INTL INC                   COM              44925C103      630    24830 SH       DEFINED                 24830        0        0
IDEX CORP                      COM              45167R104     2241    53200 SH       DEFINED                 53200        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101      596     2855 SH       DEFINED                  2855        0        0
ITC HLDGS CORP                 COM              465685105      742     9650 SH       DEFINED                  9650        0        0
ITRON INC                      COM              465741106      887    19534 SH       DEFINED                 19534        0        0
JOHNSON CTLS INC               COM              478366107      755    23250 SH       DEFINED                 23250        0        0
KIMBERLY CLARK CORP            COM              494368103      476     6436 SH       DEFINED                  6436        0        0
KROGER CO                      COM              501044101      535    22100 SH       DEFINED                 22100        0        0
LIFE TECHNOLOGIES CORP         COM              53217V109      361     7400 SH       DEFINED                  7400        0        0
LIMITED BRANDS INC             COM              532716107      328     6836 SH       DEFINED                  6836        0        0
LINDSAY CORP                   COM              535555106      875    13200 SH       DEFINED                 13200        0        0
MASTEC INC                     COM              576323109      344    19000 SH       DEFINED                 19000        0        0
MCDONALDS CORP                 COM              580135101      280     2856 SH       DEFINED                  2856        0        0
MICROSOFT CORP                 COM              594918104      680    21090 SH       DEFINED                 21090        0        0
MYLAN INC                      COM              628530107      519    22150 SH       DEFINED                 22150        0        0
NOBLE CORPORATION BAAR         NAMEN -AKT       H5833N103      472    12600 SH       DEFINED                 12600        0        0
NORTHEAST UTILS                COM              664397106      445    12000 SH       DEFINED                 12000        0        0
OCCIDENTAL PETE CORP DEL       COM              674599105      517     5431 SH       DEFINED                  5431        0        0
ORACLE CORP                    COM              68389X105      292    10000 SH       DEFINED                 10000        0        0
PALL CORP                      COM              696429307     1139    19100 SH       DEFINED                 19100        0        0
PENTAIR INC                    COM              709631105     2328    48900 SH       DEFINED                 48900        0        0
PEPCO HOLDINGS INC             COM              713291102      623    33000 SH       DEFINED                 33000        0        0
PFIZER INC                     COM              717081103      691    30506 SH       DEFINED                 30506        0        0
PROCTER & GAMBLE CO            COM              742718109      665     9892 SH       DEFINED                  9892        0        0
QUANTA SVCS INC                COM              74762E102      314    15000 SH       DEFINED                 15000        0        0
REYNOLDS AMERICAN INC          COM              761713106      516    12450 SH       DEFINED                 12450        0        0
ROPER INDS INC NEW             COM              776696106      995    10040 SH       DEFINED                 10040        0        0
SANDISK CORP                   COM              80004C101      179     3600 SH       DEFINED                  3600        0        0
SEALED AIR CORP NEW            COM              81211K100     1854    96000 SH       DEFINED                 96000        0        0
SMITH A O                      COM              831865209     1474    32800 SH       DEFINED                 32800        0        0
SOUTHWESTERN ENERGY CO         COM              845467109      367    12000 SH       DEFINED                 12000        0        0
TETRA TECH INC NEW             COM              88162G103     2138    81100 SH       DEFINED                 81100        0        0
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209      328     7270 SH       DEFINED                  7270        0        0
THERMO FISHER SCIENTIFIC INC   COM              883556102     3857    68400 SH       DEFINED                 68400        0        0
WASTE MGMT INC DEL             COM              94106L109     2066    59100 SH       DEFINED                 59100        0        0
WATTS WATER TECHNOLOGIES INC   CL A             942749102     1656    40654 SH       DEFINED                 40654        0        0
WESTPORT INNOVATIONS INC       COM NEW          960908309      123     3000 SH       DEFINED                  3000        0        0
XYLEM INC                      COM              98419M100     4862   175200 SH       DEFINED                175200        0        0